Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid And Other Current Assets [Line Items]
Due from Baxter	$ 387	$ 397
Prepaid expenses and other	214	223	$ 173
Prepaid expenses and other current assets	$ 601	$ 620	$ 173